Other Related Party Transactions - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2019
Current assets:
Accounts receivable and accrued revenue	$ 3	$ 0
Prepaid expenses	1	1
Other current assets	0	2
Total current assets	4	3
Other assets	384	596
Total assets	388	599
Current liabilities:
Accounts payable and accrued expenses	86	94
Deferred revenue	2	5
Current lease obligations	13	18
Other current liabilities	2	0
Total current liabilities	103	117
Long-term lease obligations	286	525
5.00% Senior Notes		1,650
Other liabilities	32	0
Total liabilities	$ 2,071	$ 2,292
Senior unsecured notes | Affiliated Entity
Related Party Transaction [Line Items]
Interest rate	5.00%		5.00%